Note 5 - Software License (Details) - Loyl.Me - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
License agreement payment terms	The agreement requires nine installment payments of $25,000 each to be paid with a combination of cash and stock and 8% of revenue from the use of the licensed technology	The agreement requires nine installment payments of $25,000 each to be paid with a combination of cash and stock and 8% of revenue from the use of the licensed technology.
Common Stock
Payments for Software	$ 255,000	$ 255,000